Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 9,029.6	€ 8,123.4	€ 9,438.0
Borrowing costs capitalized		€ 3.0
Borrowing costs capitalization rate	0.00%	1.125%
Aircraft
Reconciliation of property, plant and equipment
Net book value of aircraft mortgaged to lenders as security for loans	€ 2,395.0	€ 2,935.0	1,337.0
Advance payments on aircraft	711.0	558.0	1,329.0
Property, plant and equipment	8,912.5	8,052.2	9,269.0
Aircraft under finance lease
Reconciliation of property, plant and equipment
Property, plant and equipment	€ 198.0	€ 267.0	€ 132.0